Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 211,970	$ 30,830	¥ 911,588
Short-term investments	9,849,488	1,432,549	7,242,636
Accounts receivable (net of allowance for doubtful accounts of RMB1,408 and RMB3,589 (US$522) as of December 31, 2017 and 2018, respectively)	2,795,835	406,637	1,893,737
Amounts due from related parties, current	34,047	4,952	24,502
Prepaid expenses and other current assets	249,977	36,358	186,123
Total current assets	13,141,317	1,911,326	10,258,586
Non-current assets:
Restricted cash	5,000	727
Property and equipment, net	170,198	24,754	130,322
Intangible assets, net	39,404	5,731	50,923
Goodwill	1,504,278	218,788	1,504,278
Long-term investments	70,979	10,323	147,929
Amounts due from related parties, non-current	2,041	297	10,956
Deferred tax assets	90,179	13,116	174,620
Other non-current assets	732,805	106,582	17,361
Total non-current assets	2,614,884	380,318	2,036,389
Total assets	15,756,201	2,291,644	12,294,975
Current liabilities:
Accrued expenses and other payables	2,439,948	354,875	1,658,934
Advance from customers	75,017	10,911	70,454
Deferred revenue	1,510,726	219,726	1,409,485
Income tax payable	119,210	17,338	144,379
Amounts due to related parties	19,868	2,890	10,285
Dividend payable			595,779
Total current liabilities	4,164,769	605,740	3,889,316
Non-current liabilities:
Other liabilities	24,068	3,501	32,122
Deferred tax liabilities	455,921	66,311	438,251
Total non-current liabilities	479,989	69,812	470,373
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE or Chezhiying WFOE of RMB292,704 and RMB303,584 (US$44,154) as of December 31, 2017 and 2018, respectively)	4,644,758	675,552	4,359,689
Commitments and Contingencies
Shareholders' equity:
Ordinary shares	7,969	1,159	7,909
Additional paid-in capital	3,500,620	509,144	3,246,475
Accumulated other comprehensive income	128,375	18,671	69,954
Retained earnings	7,498,314	1,090,585	4,627,299
Total Autohome Inc. shareholders' equity	11,135,278	1,619,559	7,951,637
Noncontrolling interests	(23,835)	(3,467)	(16,351)
Total equity	11,111,443	1,616,092	7,935,286
Total liabilities and equity	¥ 15,756,201	$ 2,291,644	¥ 12,294,975